EATON VANCE MANAGEMENT The Eaton Vance Building 255 State Street Boston, MA 02109 Telephone: (617) 482-8260 Telecopy: (617) 338-8054

April 27, 2007

Securities and Exchange Commission Judiciary Plaza 450 Fifth Street, N.W. Washington, D.C. 20549

Attention:	Office of Filings, Information & Consumer Services

Re:	Eaton Vance Mutual Funds Trust (the “Registrant”)
Post-Effective Amendment No. 125 (1933 Act File No. 2-90946)
Amendment No. 128 (1940 Act File No. 811-4015) (the “Amendment”)
On behalf of:
Eaton Vance AMT-Free Municipal Bond Fund
Eaton Vance Cash Management Fund
Eaton Vance Money Market Fund
Eaton Vance Tax Free Reserves
Eaton Vance Tax-Managed Growth Fund 1.1
Eaton Vance Tax Managed Growth Fund 1.2
(collectively, the “Funds”)

Ladies and Gentlemen:

     On behalf of the above-referenced Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”) and Rules 472 and 485(b) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including the prospectuses and statements of additional information (“SAIs”) for the Funds and exhibits. The Funds (except Eaton Vance AMT-Free Municipal Bond Fund and Eaton Vance Tax Free Reserves) are “feeder” funds that currently invest in corresponding investment portfolios, the “master” funds.

     The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Registrant. The Amendment has been marked to show changes from each Fund’s prospectus and SAI contained in the Registrant’s Post-Effective Amendment No. 116 filed with the Securities and Exchange Commission (the “Commission”) on April 27, 2007 (Accession No. 0000940394-06-000428). The prospectuses and SAIs for Eaton Vance Tax-Managed Growth Fund 1.1 and Eaton Vance Tax-Managed Growth Fund 1.2 have been combined into one prospectus and SAI which have been marked to show changes from the prospectus and SAI of Eaton Vance Tax-Managed Growth Fund 1.2 filed in Post-Effective Amendment No. 116.

Securities and Exchange Commission April 27, 2007 Page Two

     The Amendment is filed for the purpose of bringing the financial statements and other information up to date, and in conjunction therewith contains other non-material changes. The Amendment is filed pursuant to Rule 485(b) and will be effective May 1, 2007. Pursuant to Rule 485(b)(4), counsel’s representation letter dated April 27, 2007 is also transmitted herewith and is a conformed copy. The manually signed original letter is maintained at the office of the Registrant.

     The Registrant incorporates by reference the financial information contained in the Annual Reports to Shareholders dated December 31, 2006 as referenced below:

Eaton Vance AMT-Free Municipal Bond Fund
Eaton Vance Cash Management Fund
Eaton Vance Money Market Fund
Cash Management Portfolio
Eaton Vance Tax Free Reserves
Eaton Vance Tax-Managed Growth Fund 1.1
Eaton Vance Tax-Managed Growth Fund 1.2
Tax-Managed Growth Portfolio
(Accession No. 0001104659-07-017719)

     If you have any questions about this filing, please contact the undersigned at (617) 598-8579 or fax (617) 338-8054.

Very truly yours,

/s/ Deidre E. Walsh
Deidre E. Walsh, Esq.
Vice President